Earnings per share (Tables)	12 Months Ended
Sep. 30, 2022
Earnings per share
Schedule of earnings per share

	2022		2021		2020
$m	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net profit attributable to owners of WBC ($m)	5,694	5,694	5,458	5,458	2,290	2,290
Adjustment for RSP dividends ($m)[1]	(3)	-	(2)	-	(2)	(2)
Adjustment for potential dilution:
Distributions to convertible loan capital holders ($m)[2]	-	233	-	218	-	-
Adjusted net profit attributable to owners of WBC ($m)	5,691	5,927	5,456	5,676	2,288	2,288
Weighted average number of ordinary shares (millions)
Weighted average number of ordinary shares on issue	3,564	3,564	3,657	3,657	3,595	3,595
Treasury shares (including RSP share rights)[1]	(5)	(5)	(4)	(4)	(5)	(5)
Adjustment for potential dilution:
Share-based payments	-	4	-	4	-	1
Convertible loan capital[2]	-	326	-	461	-	-
Adjusted weighted average number of ordinary shares	3,559	3,889	3,653	4,118	3,590	3,591
Earnings per ordinary share (cents)	159.9	152.4	149.4	137.8	63.7	63.7

1.

RSP is explained in Note 32. Some shares under the RSP have not vested and are not outstanding ordinary shares but do receive dividends. These RSP dividends are deducted to show the profit attributable to ordinary shareholders. Shares under the RSP were dilutive in 2022 (2021: dilutive, 2020: antidilutive).

2.

The Group has issued convertible loan capital which may convert into ordinary shares in the future (refer to Note 15 for further details). These convertible loan capital instruments are potentially dilutive instruments, and diluted EPS is therefore calculated as if the instruments had been converted at the beginning of the year or, if later, the instruments’ issue dates. In 2022, all convertible loan capital instruments were dilutive (2021: dilutive, 2020: antidilutive).